Cover	Aug. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 01, 2026
Entity File Number	001-38131
Entity Registrant Name	Esquire Financial Holdings, Inc.
Entity Central Index Key	0001531031
Entity Tax Identification Number	27-5107901
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	100 Jericho Quadrangle
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	535-2002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ESQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false